Consolidated Statement of Operations And Comprehensive Loss $ in Thousands		12 Months Ended
		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Total revenues		$ 10,159,020	$ 6,155,593	$ 10,814,656
Cost of revenues		7,796,239	4,363,124	6,003,258
Gross profit		2,362,781	1,792,469	4,811,398
Operating expenses:
Selling expenses		762,451	1,102,019	1,634,155
General and administrative expenses		4,163,160	6,828,120	4,717,664
Total operating expenses		4,925,611	7,930,139	6,351,819
Loss from operations		(2,562,830)	(6,137,670)	(1,540,421)
Other income (expense):
Interest expense, net		(243,530)	(331,692)	(213,894)
Investment loss		(816,472)	(18,866)
Other (expense) income, net		(327,403)	845,012	(9,505)
Total other income (expense), net		(1,387,405)	494,454	(223,399)
Loss before income taxes		(3,950,235)	(5,643,216)	(1,763,820)
Income taxes provision		18,617	136,838	354,529
Net loss		(3,968,852)	(5,780,054)	(2,118,349)
Less: net (loss) income attributable to non-controlling interests		(262,686)	6,257	20,971
Net loss attributable to the company		(3,706,166)	(5,786,311)	(2,139,320)
Net loss		(3,968,852)	(5,780,054)	(2,118,349)
Other comprehensive loss
Foreign currency translation adjustments		3,958	(401,800)	865,026
Comprehensive loss		(3,964,894)	(6,181,854)	(1,253,323)
Less: comprehensive (loss) income attributable to non-controlling interests		(271,363)	7,530	27,294
Comprehensive loss attributable to the Company		$ (3,693,531)	$ (6,189,384)	$ (1,280,617)
Loss per share
Basic (in Dollars per share) | $ / shares	[1]	$ (1.87)	$ (3.08)	$ (1.48)
Diluted (in Dollars per share) | $ / shares	[1]	$ (1.87)	$ (3.08)	$ (1.48)
Weighted average number of shares outstanding
Basic (in Shares) | shares	[1]	1,980,944	1,880,149	1,443,316
Diluted (in Shares) | shares	[1]	1,980,944	1,880,149	1,443,316
Third parties
Total revenues		$ 10,065,756	$ 5,845,128	$ 10,104,036
Related parties
Total revenues		$ 93,264	$ 310,465	$ 710,620

[1]	Retroactively restated for ten-for-one share consolidation with effective date of April 18, 2024.